Financial Assets Purchased Under Reverse Repurchase Agreements - Summary of Financial Assets Purchased Under Reverse Repurchase Agreements (Detail) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Disclosure of Detailed Information About Financial assets purchased under reverse repurchase agreements [Line Items]
Financial assets purchased under reverse repurchase agreements	¥ 700,007
Bonds [Member]
Disclosure of Detailed Information About Financial assets purchased under reverse repurchase agreements [Line Items]
Financial assets purchased under reverse repurchase agreements	¥ 700,007